Taxation (Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION [Abstract]
Beginning balance	$ 174,363	$ 31,138	$ 32,682
Increases /(decreases) related to prior year tax positions	7,300	(1,190)	(1,544)
Increases related to current year tax positions	0	144,415	0
Ending balance	$ 181,663	174,363	31,138
Unrecognized tax benefit recorded		142,000
Interest in connection with unrecognized tax benefit		$ 2,000	$ 8,000